Document and Entity Information	Jun. 21, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001849894
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	MSD INVESTMENT CORP.
Securities Act File Number	814-01481
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	87-4195402
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	303-4728
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017